KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

No Load Class

Supplement dated January 5, 2011
to the Prospectus dated April 30, 2010, as supplemented

Effective immediately the last two sentences of the first paragraph under the section entitled “Principal Investment Strategies” on page 36 of the Prospectus are deleted and replaced with the following:

For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

Advisor Classes

Supplement dated January 5, 2011
to the Prospectus dated April 30, 2010, as supplemented

Effective immediately the last two sentences of the first paragraph under the section entitled “Principal Investment Strategies” on page 40 of the Prospectus are deleted and replaced with the following:

For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

Institutional Class

Supplement dated January 5, 2011
to the Prospectus dated April 30, 2010, as supplemented

Effective immediately the last two sentences of the first paragraph under the section entitled “Principal Investment Strategies” on page 37 of the Prospectus are deleted and replaced with the following:

For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.  Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE